Common shares (Tables)	12 Months Ended
Dec. 31, 2012
Common Shares Tables
Common shares
The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	# of Shares	$ Amount

As at December 31, 2009	30,726,796	$51,934,360
Transactions during the year ended December 31, 2010
Issued on exercise of stock options	100,000	54,518
Transfer from contributed surplus upon exercise of stock options	-	42,557
As at December 31, 2010	30,826,796	52,031,435
Transactions during the year ended December 31, 2011
Issued through private placement, net of issue costs (i)	3,200,600	1,487,827
Value attributed to warrants issued in the private placement financing (i)	-	(329,826)
Issued on exercise of stock options	30,000	18,900
Issued on exercise of warrants	700,000	420,000
Transfer from contributed surplus upon exercise of stock options and warrants	-	127,911
As at December 31, 2011	34,757,396	53,756,247
Transactions during the year ended December 31, 2012
Issued through private placement financings, net of issue costs (ii)	4,258,005	2,886,024
Value attributed to warrants issued in the private placement financings (ii)	-	(409,143)
Issued on exercise of stock options	75,000	47,250
Issued on exercise of warrants	464,558	278,760
Transfer from contributed surplus upon exercise of stock options and warrants	-	64,108

As at December 31, 2012	39,554,959	$56,623,246

Financings 2012

The 2012 Financings had three separate closings in March, 2012 and one on May 4, 2012, which are summarized as follows:

	March,	May 4,
	2012	2012	total

Proceeds (in US dollars)	$2,216,005	$977,500	$3,193,505

Number of common shares issued	2,954,672	1,303,333	4,258,005

Number of Warrants issued	2,954,672	1,303,333	4,258,005
Number of finder's warrants issued	162,416	82,400	244,816
	3,117,088	1,385,733	4,502,821